Janus Henderson Short-Term Bond Fund

Schedule of Investments (unaudited)

September 30, 2019

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 14.0%
Capital One Multi-Asset Execution Trust, 1.9900%, 7/17/23	$18,853,000	$18,858,914
Cazenovia Creek Funding II LLC, 3.5607%, 7/15/30 (144A)	10,404,731	10,451,632
Cenovus Energy Inc, 5.7000%, 10/15/19	68,077	68,151
Chesapeake Funding II LLC, 2.7100%, 9/15/31 (144A)	2,858,000	2,801,518
COMM 2015-CCRE25 Mortgage Trust, 1.7370%, 8/10/48	662,736	660,705
Conn's Receivables Funding 2017-B LLC, 4.5200%, 4/15/21 (144A)	376,297	376,572
Conn's Receivables Funding 2018-A LLC, 3.2500%, 1/15/23 (144A)	626,423	627,410
Conn's Receivables Funding 2019-A LLC, 3.4000%, 10/16/23 (144A)	1,394,642	1,398,071
DBJPM 16-C3 Mortgage Trust, 1.5020%, 8/10/49	1,604,831	1,593,701
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	13,843,480	13,819,562
Exeter Automobile Receivables Trust 2018-4, 3.6400%, 11/15/22 (144A)	2,894,000	2,918,740
First Investors Auto Owner Trust, 2.8400%, 5/16/22 (144A)	889,259	889,771
Foursight Capital Automobile Receivables Trust 2018-2,
3.6400%, 5/15/23 (144A)	2,332,000	2,369,297
Foursight Capital Automobile Receivables Trust 2018-2,
3.8000%, 11/15/23 (144A)	1,391,000	1,427,400
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 2.2000%, 4.2184%, 2/25/24‡	3,384,782	3,420,509
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.8500%, 3.8684%, 10/25/27‡	1,173,905	1,181,429
GLS Auto Receivables Issuer Trust 2019-2, 3.0600%, 4/17/23 (144A)	3,358,226	3,380,575
Golden Credit Card Trust, 1.9800%, 4/15/22 (144A)	9,442,000	9,433,579
Golden Credit Card Trust, 2.6200%, 1/15/23 (144A)	8,447,000	8,514,530
Hertz Fleet Lease Funding LP,
ICE LIBOR USD 1 Month + 0.5000%, 2.5490%, 5/10/32 (144A)‡	6,203,762	6,206,840
Hertz Fleet Lease Funding LP, 3.2300%, 5/10/32 (144A)	5,066,315	5,099,935
Jack in the Box Funding, LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	5,215,282	5,320,937
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25,
1.6150%, 10/15/48	1,319,684	1,314,361
OSCAR US Funding Trust VII LLC, 2.4500%, 12/10/21 (144A)	6,035,000	6,035,524
OSCAR US Funding Trust VII LLC, 2.7600%, 12/10/24 (144A)	6,035,000	6,080,328
Permanent Master Issuer PLC,
ICE LIBOR USD 3 Month + 0.3800%, 2.6834%, 7/15/58 (144A)‡	4,516,000	4,513,506
Prestige Auto Receivables Trust 2018-1, 3.7500%, 10/15/24 (144A)	1,639,000	1,673,961
PSNH Funding LLC 3, 3.0940%, 2/1/26	7,373,855	7,545,693
Santander Drive Auto Receivables Trust 2016-1, 3.0900%, 4/15/22	280,301	280,537
Santander Drive Auto Receivables Trust 2016-2, 2.6600%, 11/15/21	926,308	926,762
Santander Drive Auto Receivables Trust 2016-3, 2.4600%, 3/15/22	2,942,786	2,944,144
Santander Drive Auto Receivables Trust 2018-5, 3.5200%, 12/15/22	3,863,000	3,895,188
Santander Prime Auto Issuance Notes Trust 2018-A, 5.0400%, 9/15/25 (144A)	5,098,911	5,195,698
Silverstone Master Issuer PLC,
ICE LIBOR USD 3 Month + 0.3900%, 2.6676%, 1/21/70 (144A)‡	2,947,420	2,931,527
Station Place Securitization Trust Series 2019-4, 2.9365%, 6/24/20‡	4,641,000	4,644,377
Taco Bell Funding LLC, 4.3770%, 5/25/46 (144A)	2,521,950	2,555,039
Taco Bell Funding LLC, 4.3180%, 11/25/48 (144A)	11,093,314	11,481,636
United Auto Credit Securitization Trust 2018-1, 3.0500%, 9/10/21 (144A)	1,400,530	1,401,284
Verizon Owner Trust 2019-A, 2.9300%, 9/20/23	4,125,000	4,199,051
Wells Fargo Commercial Mortgage Trust 2015-LC22, 1.6390%, 9/15/58	482,626	481,063
Wells Fargo Commercial Mortgage Trust 2015-NXS3, 1.5040%, 9/15/57	501,664	500,161
Wells Fargo Commercial Mortgage Trust 2015-SG1, 1.5680%, 9/15/48	19	19
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $168,680,432)		169,419,637
Bank Loans and Mezzanine Loans – 1.9%
Communications – 1.5%
Charter Communications Operating LLC,
ICE LIBOR USD 1 Month + 2.0000%, 4.0500%, 4/30/25‡	16,656,583	16,748,194
Diamond Sports Group LLC,
ICE LIBOR USD 1 Month + 3.2500%, 5.3000%, 8/24/26‡	1,279,000	1,285,395
		18,033,589
Consumer Non-Cyclical – 0.4%
HCA Inc, ICE LIBOR USD 1 Month + 2.0000%, 4.0435%, 3/13/25‡	5,161,465	5,173,749
Total Bank Loans and Mezzanine Loans (cost $23,074,831)		23,207,338
Corporate Bonds – 53.2%
Banking – 13.3%
Bank of America Corp, 2.5030%, 10/21/22	14,876,000	14,985,631
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0210%, 2.8810%, 4/24/23‡	10,533,000	10,691,582
Bank of Montreal, 3.3000%, 2/5/24	3,493,000	3,635,140
Capital One Financial Corp, 2.4000%, 10/30/20	5,441,000	5,456,400
Citibank NA, ICE LIBOR USD 3 Month + 0.3200%, 2.5731%, 5/1/20‡	11,242,000	11,254,926
Citigroup Inc, 2.4500%, 1/10/20	24,009,000	24,025,285

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
Citizens Bank NA/Providence RI, 2.2500%, 3/2/20	$5,031,000	$5,032,581
Goldman Sachs Group Inc, 2.7500%, 9/15/20	10,011,000	10,064,967
Goldman Sachs Group Inc, 3.0000%, 4/26/22	6,824,000	6,899,877
JPMorgan Chase & Co, 2.2950%, 8/15/21	20,009,000	20,062,089
National Australia Bank Ltd/New York, 2.2500%, 1/10/20	5,755,000	5,758,432
National Australia Bank Ltd/New York, 2.1250%, 5/22/20	10,258,000	10,262,290
PNC Bank NA, 2.0000%, 5/19/20	15,086,000	15,080,561
Toronto-Dominion Bank, 2.5500%, 1/25/21	12,686,000	12,781,686
UBS AG/London, 2.4500%, 12/1/20 (144A)	5,238,000	5,255,929
		161,247,376
Basic Industry – 4.9%
Allegheny Technologies Inc, 5.9500%, 1/15/21	9,826,000	10,040,944
Anglo American Capital PLC, 4.1250%, 4/15/21 (144A)	3,349,000	3,416,315
Anglo American Capital PLC, 3.7500%, 4/10/22 (144A)	203,000	208,441
ArcelorMittal, 5.5000%, 3/1/21	1,127,000	1,173,547
CF Industries Inc, 7.1250%, 5/1/20	15,421,000	15,845,078
Freeport-McMoRan Inc, 3.5500%, 3/1/22	12,929,000	12,961,323
Glencore Finance Canada Ltd, 4.9500%, 11/15/21 (144A)	1,148,000	1,200,808
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	271,000	279,808
INVISTA Finance LLC, 4.2500%, 10/15/19 (144A)	5,086,000	5,088,518
Steel Dynamics Inc, 5.1250%, 10/1/21	9,736,000	9,770,660
		59,985,442
Brokerage – 1.3%
Charles Schwab Corp, ICE LIBOR USD 3 Month + 0.3200%, 2.4715%, 5/21/21‡	7,700,000	7,711,654
E*TRADE Financial Corp, 2.9500%, 8/24/22	8,405,000	8,539,286
		16,250,940
Capital Goods – 9.2%
Arconic Inc, 6.1500%, 8/15/20	10,275,000	10,591,470
Arconic Inc, 5.4000%, 4/15/21	8,366,000	8,654,919
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.2500%, 9/15/22 (144A)	6,879,000	6,968,289
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.6250%, 5/15/23 (144A)	5,663,000	5,797,496
Ball Corp, 4.3750%, 12/15/20	19,210,000	19,603,997
Boeing Co, 2.7000%, 5/1/22	6,062,000	6,180,970
CNH Industrial Capital LLC, 4.3750%, 4/5/22	4,254,000	4,417,439
General Dynamics Corp, ICE LIBOR USD 3 Month + 0.2900%, 2.4710%, 5/11/20‡	1,022,000	1,023,197
General Dynamics Corp, ICE LIBOR USD 3 Month + 0.3800%, 2.5610%, 5/11/21‡	1,022,000	1,025,664
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	8,606,000	9,014,785
Northrop Grumman Corp, 2.0800%, 10/15/20	11,064,000	11,067,596
Sealed Air Corp, 6.5000%, 12/1/20 (144A)	10,974,000	11,316,938
Vulcan Materials Co, ICE LIBOR USD 3 Month + 0.6500%, 3.1703%, 3/1/21‡	15,695,000	15,707,974
		111,370,734
Communications – 1.9%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.5790%, 7/23/20	7,684,000	7,752,757
Lamar Media Corp, 5.0000%, 5/1/23	132,000	134,475
Sirius XM Radio Inc, 3.8750%, 8/1/22 (144A)	256,000	260,160
TEGNA Inc, 5.1250%, 10/15/19	1,971,000	1,972,232
T-Mobile USA Inc, 6.0000%, 3/1/23	6,448,000	6,568,513
T-Mobile USA Inc, 6.3750%, 3/1/25	4,307,000	4,461,880
Zayo Group LLC / Zayo Capital Inc, 6.0000%, 4/1/23	1,373,000	1,409,041
		22,559,058
Consumer Cyclical – 4.9%
Fiat Chrysler Automobiles NV, 4.5000%, 4/15/20	1,269,000	1,278,010
Ford Motor Credit Co LLC, 5.5960%, 1/7/22	12,736,000	13,381,141
Ford Motor Credit Co LLC, 3.3500%, 11/1/22	6,248,000	6,254,748
General Motors Financial Co Inc, 2.6500%, 4/13/20	6,159,000	6,167,133
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	6,226,000	6,261,488
Hyundai Capital America,
ICE LIBOR USD 3 Month + 0.9400%, 3.2426%, 7/8/21 (144A)‡	7,559,000	7,567,451
Lennar Corp, 4.7500%, 4/1/21	4,221,000	4,310,696
M/I Homes Inc, 6.7500%, 1/15/21	3,936,000	3,975,360
Meritage Homes Corp, 7.1500%, 4/15/20	10,547,000	10,772,574
		59,968,601
Consumer Non-Cyclical – 4.5%
Becton Dickinson and Co, 2.4040%, 6/5/20	6,013,000	6,019,216
Campbell Soup Co, 3.3000%, 3/15/21	3,459,000	3,508,799
Constellation Brands Inc, 3.7500%, 5/1/21	4,959,000	5,067,914
CVS Health Corp, 2.1250%, 6/1/21	5,494,000	5,488,656
Elanco Animal Health Inc, 3.9120%, 8/27/21	2,697,000	2,762,017
GlaxoSmithKline Capital PLC, 2.8750%, 6/1/22	12,600,000	12,873,451

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Molson Coors Brewing Co, 2.2500%, 3/15/20	$9,401,000	$9,395,293
Zimmer Biomet Holdings Inc, 2.7000%, 4/1/20	9,755,000	9,771,636
		54,886,982
Energy – 5.5%
Enterprise Products Operating LLC, 2.8500%, 4/15/21	8,396,000	8,485,577
Exxon Mobil Corp, 2.0190%, 8/16/24	12,500,000	12,589,766
Kinder Morgan Inc/DE, 3.0500%, 12/1/19	24,638,000	24,651,733
Kinder Morgan Inc/DE, ICE LIBOR USD 3 Month + 1.2800%, 3.5834%, 1/15/23‡	9,121,000	9,200,480
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	6,895,000	7,147,633
NuStar Logistics LP, 4.8000%, 9/1/20	3,005,000	3,053,831
Western Midstream Operating LP, 5.3750%, 6/1/21	1,240,000	1,275,160
		66,404,180
Insurance – 0.5%
Centene Corp, 5.6250%, 2/15/21	5,647,000	5,727,244
Multi-Utilities – 0.1%
Sempra Energy, ICE LIBOR USD 3 Month + 0.5000%, 2.8034%, 1/15/21‡	1,609,000	1,607,258
Owned No Guarantee – 0.4%
Syngenta Finance NV, 3.6980%, 4/24/20 (144A)	2,702,000	2,710,974
Syngenta Finance NV, 3.9330%, 4/23/21 (144A)	2,497,000	2,542,665
		5,253,639
Real Estate Investment Trusts (REITs) – 1.2%
SL Green Operating Partnership LP,
ICE LIBOR USD 3 Month + 0.9800%, 3.1484%, 8/16/21‡	7,273,000	7,274,220
Welltower Inc, 3.6250%, 3/15/24	7,427,000	7,798,408
		15,072,628
Technology – 5.2%
Analog Devices Inc, 2.9500%, 1/12/21	11,431,000	11,516,467
Broadcom Corp / Broadcom Cayman Finance Ltd, 2.3750%, 1/15/20	7,916,000	7,915,518
Broadcom Corp / Broadcom Cayman Finance Ltd, 2.2000%, 1/15/21	13,522,000	13,472,379
CommScope Inc, 5.5000%, 3/1/24 (144A)	2,101,000	2,161,404
CommScope Inc, 6.0000%, 3/1/26 (144A)	3,468,000	3,588,686
EMC Corp, 2.6500%, 6/1/20	14,567,000	14,555,601
Iron Mountain Inc, 4.3750%, 6/1/21 (144A)	5,804,000	5,863,259
Total System Services Inc, 3.8000%, 4/1/21	3,808,000	3,887,910
		62,961,224
Transportation – 0.3%
American Airlines Group Inc, 5.0000%, 6/1/22 (144A)	2,109,000	2,189,880
United Continental Holdings Inc, 6.0000%, 12/1/20	1,804,000	1,872,223
		4,062,103
Total Corporate Bonds (cost $643,142,479)		647,357,409
United States Treasury Notes/Bonds – 29.7%
1.3750%, 2/15/20	4,632,000	4,622,229
2.5000%, 12/31/20	21,798,000	21,986,178
2.5000%, 2/28/21	73,913,000	74,664,041
2.2500%, 3/31/21	22,887,000	23,055,076
1.7500%, 7/31/21	4,826,000	4,832,598
2.7500%, 8/15/21	10,007,200	10,202,653
2.8750%, 10/15/21	4,985,000	5,106,704
2.6250%, 12/15/21	26,504,000	27,086,881
1.7500%, 6/15/22	40,000,000	40,182,812
1.7500%, 7/15/22	4,178,000	4,194,973
2.1250%, 3/31/24	5,737,000	5,876,391
2.2500%, 4/30/24	60,880,000	62,723,047
2.0000%, 5/31/24	24,124,000	24,609,307
1.7500%, 6/30/24	24,377,000	24,587,442
1.7500%, 7/31/24	27,351,000	27,597,800
Total United States Treasury Notes/Bonds (cost $358,630,203)		361,328,132
Investment Companies – 1.1%
Money Markets – 1.1%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº,£ (cost $13,294,000)	13,294,000	13,294,000
Total Investments (total cost $1,206,821,945) – 99.9%		1,214,606,516
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		1,594,386
Net Assets – 100%		$1,216,200,902

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,098,084,572	90.4%
Canada	37,514,412	3.1
United Kingdom	17,082,988	1.4
Australia	16,020,722	1.3
Ireland	12,765,785	1.0
Japan	12,115,852	1.0
Switzerland	11,710,376	1.0
Netherlands	4,513,506	0.4
South Africa	3,624,756	0.3
Luxembourg	1,173,547	0.1

Total	$1,214,606,516	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/19
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	$97,989	$931	$751	$13,294,000

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	7,594,249	149,757,615	(144,057,864)	13,294,000

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2019 is $199,484,311, which represents 16.4% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$169,419,637	$-
Bank Loans and Mezzanine Loans	-	23,207,338	-
Corporate Bonds	-	647,357,409	-
United States Treasury Notes/Bonds	-	361,328,132	-
Investment Companies	-	13,294,000	-
Total Assets	$-	$1,214,606,516	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.